S000068548 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares Short Duration High Yield Muni Active ETF | iShares Short Duration High Yield Muni Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	6.83%	9.70%	(15.99%)

[1]	The Fund’s year-to-date return as of September 30, 2025 was 1.65%.